Material accounting policies information - Narrative (Details)	12 Months Ended				18 Months Ended
	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 GBP (£) cash_generating_unit	Jun. 30, 2025 GBP (£) cgu	Dec. 31, 2026 covenant covenantBreach	Jun. 30, 2024 GBP (£)		Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)
Disclosure of changes in accounting estimates [line items]
Net assets	£ 582,900,000	£ 582,900,000	£ 582,900,000	£ 582,900,000
Net current assets	160,100,000	160,100,000	160,100,000	160,100,000
Cash and cash equivalents	59,345,000	59,345,000	59,345,000	59,345,000		£ 62,358,000	[1]	£ 164,703,000	£ 162,806,000
Loans and borrowings	180,943,000	£ 180,943,000	£ 180,943,000	£ 180,943,000		144,754,000		£ 0
Number of CGUs			1	1
Downside scenario
Disclosure of changes in accounting estimates [line items]
Percentage decrease in revenue		10.10%
Decrease in cash and cash equivalents	19,800,000
Number of covenants | covenant					2
Number of expected covenant breaches | covenantBreach					0
Revolving Credit Facility
Disclosure of changes in accounting estimates [line items]
Undrawn borrowing facilities	169,000,000	£ 169,000,000	£ 169,000,000	£ 169,000,000
Notional amount	350,000,000	350,000,000	350,000,000	350,000,000
Loans and borrowings	180,943,000	180,943,000	180,943,000	180,943,000		£ 144,754,000
Revolving Credit Facility | Downside scenario
Disclosure of changes in accounting estimates [line items]
Loans and borrowings	0	0	0	0
RCF maturing in 2027
Disclosure of changes in accounting estimates [line items]
Notional amount	95,000,000	95,000,000	95,000,000	95,000,000
RCF maturing in 2028
Disclosure of changes in accounting estimates [line items]
Notional amount	£ 255,000,000	£ 255,000,000	£ 255,000,000	£ 255,000,000
GalaxE | Customer attrition | Key customer
Disclosure of changes in accounting estimates [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%	1.00%	1.00%
Range of customer relationship values	£ 3,300,000	£ 3,300,000	£ 3,300,000	£ 3,300,000
GalaxE | Customer attrition | Other customer
Disclosure of changes in accounting estimates [line items]
Percentage of reasonably possible increase in actuarial assumption	2.00%	2.00%	2.00%	2.00%
Percentage of reasonably possible decrease in actuarial assumption	2.00%	2.00%	2.00%	2.00%
Range of customer relationship values	£ 7,800,000	£ 7,800,000	£ 7,800,000	£ 7,800,000
GalaxE | Discount rate, measurement input | Key customer
Disclosure of changes in accounting estimates [line items]
Percentage of reasonably possible increase in actuarial assumption	2.50%	2.50%	2.50%	2.50%
Percentage of reasonably possible decrease in actuarial assumption	2.50%	2.50%	2.50%	2.50%
Range of customer relationship values	£ 5,100,000	£ 5,100,000	£ 5,100,000	£ 5,100,000
GalaxE | Discount rate, measurement input | Other customer
Disclosure of changes in accounting estimates [line items]
Percentage of reasonably possible increase in actuarial assumption	2.50%	2.50%	2.50%	2.50%
Percentage of reasonably possible decrease in actuarial assumption	2.50%	2.50%	2.50%	2.50%
Range of customer relationship values	£ 2,300,000	£ 2,300,000	£ 2,300,000	£ 2,300,000

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).